Note to cash flow statement (Tables)	12 Months Ended
Mar. 31, 2021
Note to cash flow statement
Schedule of cash flow statement

	At March 31,
	2021	2020	2019
	€M	€M	€M
Net debt at beginning of year	(403.2)	(449.5)	(282.9)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	84.3	890.8	160.6
(Decrease) in financial assets: cash > 3 months	(741.7)	(277.2)	(646.1)
Decrease/(increase) in restricted cash	(0.3)	(0.5)	0.3
Net cash flow from (increase)/decrease in debt	(1,201.5)	(274.4)	322.9
Movement in net funds resulting from cash flows	(1,859.2)	338.7	(162.3)

Other changes
Translation on U.S. dollar denominated debt	15.7	19.7	(4.3)
Adjustment on initial application of IFRS 16 (net of tax)	—	(140.4)	—
Lease additions	(25.2)	(166.1)	—
Interest expense	(4.6)	(5.6)	—
Movement from other changes	(14.1)	(292.4)	(4.3)

Net debt at end of year	(2,276.5)	(403.2)	(449.5)
Analyzed as:
Cash and cash equivalents, cash > 3 months and restricted cash	3,150.3	3,808.0	3,194.9
Total borrowings*	(5,426.8)	(4,211.2)	(3,644.4)
Net debt	(2,276.5)	(403.2)	(449.5)

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities.

Schedule of change in carrying value of share premium

	At March 31,
	2021	2020	2019
	€M	€M	€M
Balance at beginning of year	738.5	719.4	719.4
Changes from financing cashflows
Net proceeds from shares issued	423.1	19.1	—
Movement in net funds resulting from cash flows	423.1	19.1	—
Balance at end of year	1,161.6	738.5	719.4

Schedule of changes in the carrying value of liabilities from financing activities

	At March 31,
	2021	2020	2019
	€M	€M	€M
Balance at beginning of year	(4,211.2)	(3,644.4)	(3,963.0)
Net cash flow from (increase)/decrease in debt	(1,201.5)	(274.4)	322.9
Adjustment on initial application of IFRS 16 (net of tax)	—	(140.4)	—
Lease additions	(25.2)	(166.1)	—
Interest expense	(4.6)	(5.6)	—
Foreign exchange	15.7	19.7	(4.3)
Balance at end of year	(5,426.8)	(4,211.2)	(3,644.4)
Less than one year	(1,778.4)	(457.3)	(309.4)
More than one year	(3,648.4)	(3,753.9)	(3,335.0)
	(5,426.8)	(4,211.2)	(3,644.4)